Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventories
Schedule of Inventories

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Current portion:
- Consumables and supplies	31,583	23,803	3,840

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	48,385	58,224	9,392

Total current and non-current inventories	79,968	82,027	13,232